Derivative Liabilities (Details) - Motive Capital Corp [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Sep. 30, 2020
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Class A Common Stock
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	60 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	1 year
Period of time within which registration statement is expected to become effective	60 days
Initial Public Offering. | Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	7,386,667	7,386,667
Number Of Forward Purchase Units	14,000,000	14,000,000
Initial Public Offering. | Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	13,800,000	13,800,000		13,800,000
Private Placement | Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	7,386,667		7,386,667